UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:_____________________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: John Hancock Life Insurance Company

Address: P.O. Box 111, John Hancock Place

Boston, MA 02217

13F File Number: 28-03983

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person signing this report on behalf of reporting manager:

Name: Philip A. Littlehale

Title: Manager-Reporting & Controls

Phone: 617-572-5011

Signature, Place, and Date of Signing:

/s/Philip A. Littlehale 200 Berkely Steet, Boston, MA 02217 February 6, 2006
Signature               Place                               Date

Report Type (Check only One): [ ] 13F HOLDINGS REPORT
                              [ ] 13F NOTICE
                              [x] 13F COMBINATION REPORT

List of other managers reporting for this manager:

      Form 13F File Number       Name
      28-01714                   Independence Investment LLC
      28-03222                   John Hancock Advisors, Inc.
      28-03673                   Sovereign Asset Management Corporation

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of other included managers:      1

Form 13F information table entry total: 13

Form 13F information table value total: 44,361,710

List of other included managers:

No. Form 13F File Number Name

1 028-11519 Manulife Financial Corporation

John Hancock Mutual Life Insurance Company
December 31, 2005

         Item 1         Item 2   Item 3          Item 4        Item 5            Item 6           Item 7            Item 8
------------------------------------------------------------------------------------------------------------------------------------
                                             Fair Market  Principal or    Investment Discretion     Mgr        Voting Authrty-Shares
     Name of Issuer     Class   Cusip              Value   # of Shares  Sole  Shared/Aff Shared/Oth         Sole   Shared       None
AMR Corp                common  001765 10 6       97,299         3,597             X                 1      3,597
AMPEX                   common  032092 30 6      187,147         9,320             X                 1      9,320
Capital Lease FDG Inc   common  140288 10 1      440,916        39,758             X                 1     39,758
Cisco                   common  17275R 10 2      685,249        31,622             X                 1              31,622
Enerplus Resources      common  29274D 60 4   15,361,603       304,552             X                 1    304,552
Hawaiian Holdings       common  419879 10 1    2,785,730       534,689             X                 1    534,689
Huntsman Corp           common  447011 10 7    7,930,740       410,971             X                 1    410,971
Illinois Tool WKS Inc   common  452308 10 9            0             0             X                 1          0
Lily Eli & Co           common  532457 10 8       77,641         1,404             X                 1      1,404
Navistar Intl Corp      common  63934E 10 8      882,477        31,997             X                 1     31,997
----------------------
Petroleum Geo Services  bonds   716599 10 5            0             0             X                 1          0
----------------------
Range Resources         common  541509 30 3    6,550,481       248,690             X                 1    248,690
UAL Corp                common  902549 80 7    9,362,427        16,793             X                 1     16,793


TOTALS                                        44,361,710     1,633,393                                  1,601,771   31,622